780 NORTH WATER STREET MILWAUKEE, WI 53202-3590 TEL 414-273-3500 FAX 414-273-5198 www.gklaw.com
October 19, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
     RE:  Cortina Funds, Inc.
Ladies and Gentlemen:
     Transmitted herewith via EDGAR on behalf of Cortina Funds, Inc. (the “Company”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, please find the XBRL exhibits for the risk/return summary information provided in the final form of the Company’s Prospectus for the Institutional Shares of the Cortina Small Cap Growth Fund and the Cortina Small Cap Value Fund in the Company’s Rule 497(c) filing on September 30, 2011.
     If you have any questions regarding this filing, please do not hesitate to contact the undersigned.
Very truly yours,

GODFREY & KAHN, S.C.

/s/ Christopher M. Cahlamer
Christopher M. Cahlamer
cc:	Lori K. Hoch Carol A. Gehl
Offices in Milwaukee, Madison, Waukesha, Green Bay & Appleton, WI; and Washington, DC
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